Loan Receivables (Tables)	12 Months Ended
Mar. 31, 2026
Loan Receivables [Abstract]
Schedule of Loan Receivables
	As of March 31,
	2025	2026	2026
	S$	S$	US$
Loan receivables, beginning	—	5,180,380	4,015,572
Additions	7,680,380	—	—
Repayment	(2,500,000)	(2,458,316)	(1,905,564)
Foreign exchange differences	—	(311,204)	(241,230)
Loan receivables, ending	5,180,380	2,410,860	1,868,778